Tax - Schedule of Taxes Payable (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025		Dec. 31, 2024
Schedule of Taxes Payable [Abstract]
Withholding taxes	R$ 16,049		R$ 7,908
Payroll Taxes	40,795		35,647
Social security contribution on revenues	40,534	[1]	37,342
Income tax and social contribution	721,522		562,557
Other taxes	7,598		4,751
Total	R$ 826,498		R$ 648,205

[1]	As of December 31, 2025 the amount R$ 20,491 was reclassified from Taxes Payable to Tax Claims as explained in note 19c. No amount was reclassified for December 31, 2024.